Deferred Taxation - Unused Tax Losses (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unused tax losses	¥ 144,766	$ 22,250	¥ 140,427